Subsidiaries With Non-controlling Interest (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Subsidiaries With Non-controlling Interest

The Stevanato Group comprises the following subsidiaries with non-controlling interest:

		At December 31,	At December 31,
Name	Country	2025	2024

Medical Glass a.s.	Slovakia	0.26%	0.26%

		At December 31,	At December 31,
		2025	2024
		(EUR thousand)

Equity attributable to non-controlling interests:
Medical Glass a.s.		38	46
		38	46

Loss/ (Profit) attributable to non-controlling interest:
Medical Glass a.s.		(8)	(12)
		(8)	(12)